Document And Entity Information	Jan. 31, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2023
Entity Registrant Name	Apexigen, Inc.
Entity Central Index Key	0001814140
Entity Emerging Growth Company	true
Securities Act File Number	001-39488
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1260244
Entity Address, Address Line One	75 Shoreway Road
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	(650)
Local Phone Number	931-6236
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	APGNW
Security Exchange Name	NASDAQ
Common Stock 0.0001 Par Value Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	APGN
Security Exchange Name	NASDAQ